Shareholders' Equity - Summary of Share Premium (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of share premium [Line Items]
Beginning balance	€ 7,213	€ 7,487	€ 7,731
Share dividend	(54)	(273)	(244)
Ending balance	7,160	7,213	7,487
Common shares [member]
Disclosure of share premium [Line Items]
Beginning balance	5,560	5,834
Ending balance	5,507	5,560	5,834
Common share B [member]
Disclosure of share premium [Line Items]
Beginning balance	1,653	1,653
Ending balance	€ 1,653	€ 1,653	€ 1,653